Label	Element	Value
Increase (decrease) due to changes in accounting policy [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	£ 484,000
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	(20,000)
Share capital [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	2,568,000
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	5,266,000
Retained earnings [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	(28,244,000)
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	(68,653,000)
Retained earnings [member] | Increase (decrease) due to changes in accounting policy [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	484,000
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	(20,000)
Reserve of share-based payments [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	2,103,000
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	7,923,000
Share premium [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	58,526,000
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	£ 118,862,000